3. MATERIAL ACCOUNTING POLICIES: Lease Liabilities: Schedule of Right of Use Asset Particulars (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Right of Use Asset Particulars
Particulars	Year ended December 31, 2025
Depreciation of right-of-use assets	323,329
Interest expense on lease liabilities	76,043
Total cash outflow for leases	333,180